Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	true
Amendment Description	In connection with the foregoing, Rex Energy is filing herewith as Exhibit 99.1 to this Current Report on Form 8-K its audited consolidated financial statements contained in the 2012 10-K, which include revised Note 26 (Subsequent Events) and new Note 28 (Condensed Consolidating Financial Information) in the Notes to its audited consolidated financial statements, disclosing condensed consolidating financial information of the Guarantors.
Document Period End Date	Dec. 31, 2012
Trading Symbol	REXX
Entity Registrant Name	REX ENERGY CORP
Entity Central Index Key	0001397516